Share repurchase program	12 Months Ended
Dec. 31, 2023
Share repurchase program
Share repurchase program
25.	Share repurchase program
In March 2020,
the
Board of Directors
of the Company
authorized a share repurchase program (“2020 share repurchase program”) under which the Company may repurchase up to US$2,000 million worth of its ADSs over the following 24 months. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management. In December 2021, the
 Board of Directors
of the Company

approved modifications to 2020 share repurchase program, pursuant to which the repurchase authorization increased from US$2,000 million to US$3,000 million and was extended until March 17, 2024.
Under the 2020 share repurchase program, for the year ended December 31, 2020, the Company repurchased 1,191,370 ADSs for US$44 million (RMB312 million) on the open market, at a weighted average price of US$37.04 per ADS. For the year ended December 31, 2021, the Company repurchased 10,214,827 ADSs for US$806 million (RMB5,246 million) on the open market, at a weighted average price of US$78.92 per ADS. For the year ended December 31, 2022, the Company repurchased 5,010,203 ADSs for US$286 million (RMB1,823 million) on the open market, at a weighted average price of US$57.14 per ADS. For the year ended December 31, 2023, the Company repurchased 11,339,490 ADSs for US$356 million (RMB2,497 million) on the open market, at a weighted average price of US$31.41 per ADS.
The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.